UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4647
                                   ------------


                       AXP SPECIAL TAX-EXEMPT SERIES TRUST
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               (Exact name of registrant as specified in charter)


50606 Ameriprise Financial Center, Minneapolis, Minnesota            55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    9/30
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

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

                   RIVERSOURCE MASSACHUSETTS TAX-EXEMPT FUND

                      RIVERSOURCE MICHIGAN TAX-EXEMPT FUND

                     RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                      RIVERSOURCE NEW YORK TAX-EXEMPT FUND

                        RIVERSOURCE OHIO TAX-EXEMPT FUND

                               AT SEPT. 30, 2005

Investments in Securities

RiverSource California Tax-Exempt Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (94.6%)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Abag Finance Authority for Nonprofit Corporations
  Certificate of Participation
  National Center for International Schools Project
  Series 1996
   05-01-26               7.38%            $2,200,000            $2,258,916
Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              2,500,000             2,733,625
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FSA)
   09-01-22               5.95              1,055,000(f)            483,422
Anaheim Union High School District
  Prerefunded Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16               5.38              1,550,000             1,732,916

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32               7.38%            $1,955,000            $2,074,587
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements Project
  Series 1998A
   06-01-23               5.00              3,000,000             3,097,110
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27               5.20              1,000,000             1,042,110
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33               5.00              2,000,000             2,087,520

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25%            $3,500,000            $3,661,944
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35              2,500,000             2,645,825
California Rural Home Mortgage Finance Authority
  Mortgage-backed Revenue Bonds
  Securities Program
  Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                 85,000                86,519
California Rural Home Mortgage Finance Authority
  Mortgage-backed Revenue Bonds
  Securities Program
  Series 1998B-5 (GNMA/FNMA/FHLMC) A.M.T.
   12-01-29               6.35                 95,000                95,950

See accompanying notes to investments in securities.

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1 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005
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RiverSource California Tax-Exempt Fund
Municipal Bonds (continued)

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25%            $3,200,000            $3,427,520
   05-01-10               5.25              3,000,000             3,255,600
   05-01-15               6.00              2,000,000             2,279,340
California State Public Works Board
  Revenue Bonds
  Department of General Services
  Capital East End
  Series 2002A
   12-01-06               5.00              1,000,000             1,021,360
California Statewide Communities Development Authority
  Revenue Bonds
  Daughters of Charity Health
  Series 2005G
   07-01-13               5.25                200,000               214,012
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
   04-01-10               3.88                750,000               755,693
California Statewide Communities Development Authority
  Prerefunded Revenue Bonds
  Thomas Jefferson School of Law Project
  Series 2001
   10-01-31               7.75              2,500,000             3,042,325
City of San Jose
  Unlimited General Obligation Bonds
  Libraries & Public Safety Project
  Series 2005 (MBIA)
   09-01-35               4.50              2,000,000             1,932,900
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50              2,000,000(c)          2,286,000
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00              1,000,000(c)          1,041,600
Contra Costa County
  Revenue Bonds
  Cypress Meadows Project
  Series 1998E A.M.T.
   09-01-28               7.00                236,638(b,g)           47,337
Contra Costa Water District
  Refunding Revenue Bonds
  Series 2003M (FSA)
   10-01-16               5.00              1,500,000             1,627,320
County of Riverside
  Certificate of Participation
  Series 1998 (MBIA)
   12-01-21               5.00              1,530,000             1,598,085
County of San Diego
  Certificate of Participation
  Series 1993 Inverse Floater (AMBAC)
   09-01-07               8.13              3,200,000(h)          3,515,839

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Desert Sands Unified School District
  Refunding Revenue Bonds
  Certificate of Participation
  Series 2003 (MBIA)
   03-01-17               5.25%            $1,135,000            $1,244,164
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1996 (MBIA)
   08-01-15               5.85              2,500,000(f)          1,660,425
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series 1997D (FGIC)
   05-01-22               5.75              2,000,000             2,200,800
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Prerefunded Revenue Bonds
  Series 2003B FSA
   06-01-43               5.00                110,000               119,529
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
   06-01-19               5.00              1,500,000             1,558,740
   06-01-45               5.00              1,200,000             1,216,800
Golden State Tobacco Securitization Corporation
  Revenue Bonds
  Series 2003A-1
   06-01-33               6.25              2,490,000             2,762,879
   06-01-39               6.75              1,250,000             1,435,763
   06-01-40               6.63                600,000               682,254
Grossmont-Cuyamaca Community College District
  Unlimited General Obligation Bonds
  Election of 2002
  Series 2005B (FGIC)
   08-01-26               5.00              3,000,000             3,171,540
Inglewood Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Redevelopment Project
  Series 1998A (AMBAC)
   05-01-23               5.25              1,100,000             1,228,843
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10                800,000               856,360
Lancaster Redevelopment Agency
  Refunding Tax Allocation Bonds
  Combined Redevelopment Project Areas
  Series 2003 (MBIA)
   08-01-17               5.13              1,840,000             2,033,384
Los Angeles County Sanitation Districts Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00              2,000,000             2,197,260

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16               5.13%            $1,460,000            $1,592,656
   07-01-17               5.13              2,315,000             2,510,780
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18               7.60                965,000             1,202,052
Los Angeles Unified School District
  Certificate of Participation
  Multiple Properties Project
  Series 2002B (FSA)
   10-01-08               5.00              1,000,000             1,057,940
Los Angeles Unified School District
  Prerefunded Unlimited General Obligation Bonds
  Series 1997A (FGIC)
   07-01-21               5.00              2,000,000             2,143,940
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32               5.30              1,900,000             2,035,888
Metropolitan Water District of Southern California
  Prerefunded Revenue Bonds
  Series 1997A
   07-01-26               5.00              3,000,000             3,162,270
Oxnard School District
  Unlimited General Obligation Refunding Bonds
  Series 2001A (MBIA)
   08-01-30               5.75              2,575,000             3,024,569
Palomar Pomerado Health
  Unlimited General Obligation Bonds
  Election of 2004
  Series 2005A (AMBAC)
   08-01-29               4.50              2,500,000             2,449,725
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development Project
  Zero Coupon
  Series 1999 (AMBAC)
   08-01-24               6.05              2,100,000(f)            859,971
Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25               5.38              3,080,000             3,235,201
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18               5.63              1,000,000             1,067,250
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   02-01-12               5.25              1,000,000(c)          1,091,320
Sacramento Municipal Utility District
  Refunding Revenue Bonds
  Series 2003S (FSA)
   11-15-10               5.00              2,500,000             2,719,150

See accompanying notes to investments in securities.

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2 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005
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RiverSource California Tax-Exempt Fund
Municipal Bonds (continued)

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

San Diego Public Water Facilities Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26               5.00%            $2,500,000            $2,605,375
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
   07-01-12               3.70              3,420,000(f)          2,651,971
San Francisco Bay Area Transit Financing Authority
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36               5.13              2,000,000             2,076,800
San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001B-27 (FGIC)
   05-01-16               5.25              2,170,000             2,348,114
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              1,750,000             1,832,443
San Jose Redevelopment Agency
  Refunding Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2004A (MBIA)
   08-01-18               4.54              2,000,000             2,042,200
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment Project
  Series 2003 (FGIC)
   08-01-33               4.90              2,395,000             2,440,026
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999 (FSA)
   08-01-21               5.68                820,000(f)            397,454
   08-01-24               5.70              1,810,000(f)            748,055
San Mateo County Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18               5.38              1,000,000             1,101,860
Santa Maria Joint Union High School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27               5.00              3,000,000             3,166,620
South Tahoe Joint Powers Financing Authority
  Prerefunded Revenue Bonds
  Redevelopment Project Area #1
  Series 1995B
   10-01-20               6.25              2,700,000             2,754,000
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63              3,000,000             3,303,420
   10-01-25               5.38              2,500,000             2,670,375

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25%            $1,500,000            $1,637,115
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50              2,825,000             3,113,998
   03-01-31               5.13              2,500,000             2,610,700
   06-01-31               5.13              2,500,000             2,615,200
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15               6.00              1,000,000             1,155,980
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10               5.00              1,000,000             1,066,250
   02-01-21               5.25              2,500,000             2,692,325
   02-01-29               5.25              2,500,000             2,650,900
   02-01-32               5.00              2,500,000             2,588,175
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              1,000,000             1,089,080
State of California
  Unlimited General Obligation Bonds
  Series 2004
   03-01-14               5.25              2,000,000             2,206,920
   02-01-33               5.00              1,000,000             1,033,060
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000             2,601,675
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25              3,000,000             3,274,650
   07-01-14               5.25              1,000,000             1,109,260
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00              2,000,000             2,133,220
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22               5.00              2,000,000             2,098,740
   11-01-23               5.13              2,500,000             2,651,575
   11-01-24               5.13              2,000,000             2,114,540
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000B A.M.T.
   12-01-12               4.95              2,250,000             2,320,110
   12-01-13               5.05              1,435,000             1,479,571
   12-01-14               5.15              2,535,000             2,610,720

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Stockton
  Mortgage-backed Revenue Bonds
  Securities Program
  Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
   02-01-23               7.50%               $30,000               $30,711
Tobacco Securitization Authority of Northern California
  Asset-backed Revenue Bonds
  Series 2001A
   06-01-41               5.38                255,000               259,827
Tobacco Securitization Authority of Southern California
  Asset-backed Revenue Bonds
  Series 2002A
   06-01-43               5.63              1,000,000             1,042,310
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20               5.00              1,010,000             1,060,611
University of California
  Revenue Bonds
  Multiple Purpose Projects
  Series 2003Q (FSA)
   09-01-18               5.00              2,000,000             2,130,900
University of California
  Revenue Bonds
  Series 2003B (AMBAC)
   05-15-16               5.25              1,500,000             1,646,685
Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00              2,500,000             2,606,075
   01-01-34               5.00              1,000,000             1,040,320
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88              1,000,000             1,052,020
Whittier Union High School District
  Prerefunded Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28               5.00              2,615,000             2,894,779

Total Municipal Bonds
(Cost: $181,989,280)                                           $189,323,543

Municipal Notes (4.1%)
Issue(d,e,i)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2001J FSA A.M.T.
   02-01-32               2.99%              $500,000              $500,000

See accompanying notes to investments in securities.

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3 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource California Tax-Exempt Fund

Issue(d,e,i)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2001U
  (Bank of New York) MBIA A.M.T.
   08-01-32               2.99%            $2,200,000            $2,200,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2003U FSA A.M.T.
   02-01-31               2.99              1,900,000             1,900,000
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Rand Corporation
  V.R.D.N. Series 2002B
  (JP Morgan Chase Bank) AMBAC
   04-01-42               2.75              1,500,000             1,500,000

Municipal Notes (continued)
Issue(d,e,i)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Regional Airports Improvement Corp
  Revenue Bonds
  Los Angeles Intl Airport
  V.R.D.N. Series 1989
  (Societe Generale) A.M.T.
   12-01-25               3.02%            $2,200,000            $2,200,000

Total Municipal Notes
(Cost: $8,300,000)                                               $8,300,000

Total Investments in Securities
(Cost: $190,289,280)(j)                                        $197,623,543

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.2% of net assets at Sept. 30, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Sept. 30, 2005, the
                        value of securities subject to alternative minimum tax represented 8.9% of net assets.

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B.    --    Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

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4 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource California Tax-Exempt Fund

(g) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2005, is as follows:

      Security                                    Acquisition            Cost
                                                     date
      Contra Costa County
            Revenue Bonds
            Cypress Meadows Project
            Series 1998E A.M.T.
                 7.00% 2028                        09-21-98          $236,638

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2005. At Sept. 30, 2005, the value of inverse floaters represented 1.8% of net assets.

(i) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2005.

(j) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $190,289,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $8,015,000
      Unrealized depreciation                                      (681,000)
                                                                   --------
      Net unrealized appreciation                                $7,334,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

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5 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Investments in Securities

RiverSource Massachusetts Tax-Exempt Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (96.4%)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Boston Metropolitan District
  Unlimited General Obligation Refunding Bonds
  Series 2002A
   12-01-11               5.13%            $2,050,000            $2,224,660
City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              1,000,000             1,062,910
City of Boston
  Unlimited General Obligation Bonds
  Series 2005A
   01-01-14               5.00              1,000,000             1,093,030
City of Boston
  Unlimited General Obligation Refunding Bonds
  Series 2003A (MBIA)
   02-01-23               5.00              1,000,000             1,057,670
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20               5.25              1,405,000             1,525,015
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15               5.50              2,500,000             2,830,474
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002E
   01-01-10               5.50              3,000,000             3,251,519
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10               5.75              2,185,000             2,415,583
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14               5.00              2,500,000             2,635,699
Commonwealth of Massachusetts
  Prerefunded Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C
  11-01-30                5.25              2,000,000             2,186,101
Commonwealth of Massachusetts
  Prerefunded Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2003D
   10-01-22               5.25              1,000,000             1,099,820

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09               5.25%            $1,500,000            $1,600,335
Commonwealth of Massachusetts
  Special Obligation Refunding Bonds
  Federal Highway Grant Anticipation Notes
  Series 2003A (FSA)
   12-15-14               5.00              1,000,000             1,080,240
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005A
   03-01-16               5.00                750,000               810,728
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Consolidated Loan
  Series 2005B
   08-01-14               5.00                750,000               813,960
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50                500,000(c)            571,500
Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   01-01-13               5.00              1,865,000             2,027,516
Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16               6.20              1,500,000             1,748,940
Massachusetts Bay Transportation Authority
  Special Assessment Bonds
  Series 2005A
   07-01-25               5.00                250,000               263,790
   07-01-26               5.00                250,000               263,383
   07-01-31               5.00                500,000               523,520
Massachusetts Development Finance Agency
  Prerefunded Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25                750,000               922,538
Massachusetts Development Finance Agency
  Revenue Bonds
  1st Mortgage Berkshire Retirement
  Series 1999
   07-01-29               5.63              1,250,000             1,253,138

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30               6.00%            $1,000,000            $1,075,220
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute
  Series 1999 (Radian Group Financial Guaranty)
   09-01-29               5.75              1,000,000             1,064,420
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-21               5.25              1,000,000             1,084,420
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13              3,000,000             3,142,199
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13               5.00              1,000,000             1,093,070
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              1,000,000             1,142,780
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  New England Medical Center Hospital
  Series 2002H (FGIC)
  05-15-08                5.00              1,655,000             1,729,425
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  University of Massachusetts Memorial Issue
  Series 2005D
   07-01-33               5.00                500,000               497,730
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33               5.00              1,750,000             1,819,283
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family
  Series 2003-98 A.M.T.
   06-01-23               4.88                985,000               976,302

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Massachusetts Tax-Exempt Fund

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Massachusetts Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75%            $1,000,000            $1,010,460
Massachusetts Municipal Wholesale Electric Company
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10               5.00              1,000,000             1,068,980
Massachusetts Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18               5.00              1,000,000             1,063,880
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22               5.00              1,000,000             1,064,000
   08-15-24               5.00              1,000,000             1,061,510
   08-15-30               5.00                500,000               524,580
Massachusetts State Water Pollution Abatement
  Prerefunded Revenue Bonds
  Pool Program
  Series 2002-8
   08-01-20               5.00              1,475,000             1,592,381
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program
  Series 2004-10
   08-01-34               5.00              1,000,000             1,042,670
Massachusetts State Water Pollution Abatement
  Unrefunded Revenue Bonds
  Pool Program
  Series 2002-8
   08-01-20               5.00                 25,000                26,448
Massachusetts Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11               5.50              1,930,000             2,136,993
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19               6.50              2,000,000             2,426,560
Massachusetts Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              1,000,000             1,024,220
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              1,000,000(c)          1,070,350
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002A Inverse Floater (MBIA)
   07-01-17               8.16              1,500,000(b,c)        1,936,290
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00                625,000(c)            676,131

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 2003-1 (AMBAC)
   11-01-21               5.25%            $1,000,000            $1,094,860
University of Massachusetts Building Authority
  Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11               7.50                 60,000                67,274
Westfield
  Limited General Obligation Refunding Bonds
  Series 2003 (MBIA)
   09-01-17               5.00                940,000             1,007,464
Woods Hole Martha's Vineyard & Nantucket Steamship
Authority
  Revenue Bonds
  Series 2004B
   03-01-20               5.00                750,000               801,608
Worcester
  Limited General Obligation Bonds
  Series 2001A (FGIC)
   08-15-12    5.501,400,000                                      1,541,694

Total Municipal Bonds
(Cost: $67,533,837)                                             $69,125,271

Municipal Notes (2.5%)
Issue(d,e,f)           Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.N. Series 1985D
  (State Street Bank & Trust Company) MBIA
   01-01-35               2.82%            $1,100,000            $1,100,000
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Capital Asset Program
  V.R.D.N. Series 1985E (Fleet National Bank)
   01-01-35               2.82                660,000               660,000

Total Municipal Notes
(Cost: $1,760,000)                                               $1,760,000

Total Investments in Securities
(Cost: $69,293,837)(g)                                          $70,885,271

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Massachusetts Tax-Exempt Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2005. At Sept. 30, 2005, the value of inverse floaters represented 2.7% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.9% of net assets at Sept. 30, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Sept. 30, 2005, the
                        value of securities subject to alternative minimum tax represented 8.9% of net assets.

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B. -- Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

 (f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2005.

(g) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $69,294,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $1,822,000
      Unrealized depreciation                                        (231,000)
                                                                     --------
      Net unrealized appreciation                                  $1,591,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
8 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Investments in Securities

RiverSource Michigan Tax-Exempt Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (94.1%)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of issue(d,e)

Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-12               5.00%            $1,000,000            $1,081,260
   05-01-18               5.00              1,000,000             1,062,730
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              1,000,000             1,040,360
Chippewa Valley Schools
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-21               5.00                745,000               785,766
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50                500,000(c)            571,500
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                500,000(c)            520,800
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-34               5.00              1,375,000             1,426,700
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              1,500,000             1,589,820
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38              1,000,000             1,093,170
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvement
  Series 2003B (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-11               5.25              1,000,000             1,091,570
Dickinson County Economic Development Corporation
  Refunding Revenue Bonds
  International Paper Company Projects
  Series 2004A
   11-01-18               4.80                500,000               499,500

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of issue(d,e)

Eastern Michigan University
  Refunding Revenue Bonds
  Series 2003A (FGIC)
   06-01-28               5.00%            $1,000,000            $1,040,560
Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27               5.00              1,000,000             1,044,510
Grand Rapids Building Authority
  Prerefunded Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17               5.50                505,000               566,474
Grand Rapids Building Authority
  Unrefunded Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17               5.50                765,000               845,677
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              1,000,000             1,040,360
Hudsonville Public Schools
  Unlimited General Obligation Unrefunded Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15                165,000               170,773
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development
  Zero Coupon
  Series 2001 (FSA)
   06-01-21               5.58              1,450,000(b)            710,370
L'Anse Creuse Public Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11               4.00              1,000,000             1,025,090
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12               5.00              1,000,000             1,084,310
Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31               5.00              1,000,000             1,027,340

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of issue(d,e)

Manchester Community Schools
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26               5.00%            $1,400,000            $1,452,976
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-14               5.00                500,000               536,015
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25              1,000,000             1,042,930
   10-01-20               5.38              1,000,000             1,097,160
   10-01-21               5.38              1,000,000             1,097,160
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-09               5.25              2,000,000             2,124,460
   01-01-14               5.25                500,000               550,845
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  Series 2003 II (MBIA)
   10-15-29               5.00              1,000,000             1,042,260
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2000 I
   10-15-16               5.25              1,000,000             1,073,830
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  Series 2001 I Escrowed to Maturity
   10-15-08               5.50                500,000               533,525
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2002 Escrowed to Maturity
   10-01-07               4.00              1,000,000             1,019,750
Michigan State Hospital Finance Authority
  Revenue Bonds
  McLaren Health Care
  Series 2005C
   08-01-35               5.00              1,000,000             1,020,950

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Michigan Tax-Exempt Fund

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of issue(d,e)

Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group
  Series 2003
   11-01-18               5.50%            $1,000,000            $1,076,490
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-10               5.00              2,000,000             2,153,679
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison
  Series 1990BB (MBIA)
   07-15-08               7.00              1,000,000             1,099,890
Plymouth-Canton Community School District
  Unlimited General Obligation Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15               5.25                600,000               658,008
Pontiac Tax Increment Finance Authority
  Refunding Revenue Bonds
  Tax Increment
  Development Area #2
  Series 2002 (ACA)
   06-01-22               5.63              1,000,000             1,055,540
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13               5.50              1,000,000(c)          1,128,000
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09               4.75              1,000,000             1,049,490
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28               5.00              1,000,000             1,041,030

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of issue(d,e)

Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22               5.25%            $1,025,000            $1,105,186
State of Michigan
  Certificate of Participation
  Series 2004A (MBIA)
   09-01-31               4.25                750,000               770,475
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10               5.00              1,000,000             1,070,260
Summit Academy
  Certificate of Participation
  Full Term
  Series 1998
   08-01-18               7.00                480,000               477,547
Summit Academy North
  Prerefunded Certificate of Participation
  Series 2001
   07-01-30               7.38                750,000               880,133
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40                920,000               929,642
Warren Consolidated School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-13               5.00                875,000               952,516
Waverly Community School
  Prerefunded Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,000,000             1,084,760

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of issue(d,e)

Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25%            $1,000,000            $1,063,630
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-23               4.25              1,000,000               987,520
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08               5.00              1,500,000             1,562,445
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
  (Qualified School Bond Loan Fund)
   05-01-25               5.50              1,000,000             1,144,290
Wyandotte City School District
  Unlimited General Obligation Refunding Bonds
  Building & Site
  Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14               5.38              1,250,000             1,365,788

Total Municipal Bonds
(Cost: $53,223,255)                                             $54,566,820

Municipal Notes (4.1%)
Issue(d,e,f)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Detroit
  Revenue Bonds
  Senior Lien
  V.R.D.N. Series 2003B
  (Dexia Credit Local) FSA
   07-01-33               2.80%            $2,400,000            $2,400,000

Total Municipal Notes
(Cost: $2,400,000)                                               $2,400,000

Total Investments in Securities
(Cost: $55,623,255)(g)                                          $56,966,820

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Michigan Tax-Exempt Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.8% of net assets at Sept. 30, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Sept. 30, 2005, the
                        value of securities subject to alternative minimum tax represented 8.9% of net assets.

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B. -- Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

 (f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2005.

(g) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $55,623,000 the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $1,391,000
      Unrealized depreciation                                          (47,000)
                                                                       -------
      Net unrealized appreciation                                   $1,344,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
11 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Investments in Securities

RiverSource Minnesota Tax-Exempt Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (96.5%)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34               5.00%            $1,355,000            $1,410,108
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  Series 2001A
  (School District Credit Enhancement Program)
   02-01-09               5.00              2,415,000             2,549,298
   02-01-10               5.00              1,000,000             1,066,660
   02-01-13               5.00              4,175,000             4,438,944
   02-01-15               5.00              1,990,000             2,104,962
   02-01-16               5.00              2,000,000             2,115,540
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence Project
  Series 2000A
   01-01-32               7.25              2,000,000             2,119,660
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Building
  Series 1999B
  (School District Credit Enhancement Program)
   02-01-15               5.00              1,500,000             1,578,990
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 2001A (FSA)
  (School District Credit Enhancement Program)
   02-01-24               5.13              2,000,000             2,111,900
City of Breckenridge
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00              5,000,000             5,212,150
City of Brooklyn Center
  Refunding Revenue Bonds
  Four Courts Apartments Project
  Series 1995B A.M.T.
   06-15-09               7.58              1,745,000             1,747,827
City of Chaska
  Refunding Revenue Bonds
  Generating Facilities
  Series 2005A
   10-01-30               5.00              2,000,000             2,058,640

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14               5.50%            $2,050,000            $2,276,833
   05-15-15               5.50              2,160,000             2,394,986
   05-15-16               5.50              2,200,000             2,436,610
   05-15-17               5.50              1,295,000             1,429,486
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12               5.00              1,500,000             1,603,770
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11               5.00              3,035,000             3,292,004
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 1999A
   09-01-29               6.63              1,000,000             1,029,620
City of Sartell
  Revenue Bonds
  Foundation for Health Care Project
  Series 2001A
   09-01-30               8.00              1,000,000             1,071,480
City of Vadnais Heights
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1997 A.M.T.
   07-15-09               7.00              1,080,000             1,082,668
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50              1,500,000(c)          1,714,500
Coon Rapids
  Refunding Revenue Bonds
  Epiphany Assisted Living Project
  Series 2005A
   09-01-35               6.25              1,400,000             1,385,342
County of Anoka
  Limited General Obligation Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09               4.60              2,960,000             3,089,500

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

County of Ramsey
  Unlimited General Obligation Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10               5.25%            $2,150,000            $2,323,785
   02-01-13               5.25              3,560,000             3,840,208
   02-01-14               5.25              3,840,000             4,126,886
County of Washington
  Unlimited General Obligation Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20               5.50              1,000,000             1,082,450
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999A A.M.T.
   12-01-29               6.25              5,240,000             4,899,872
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds Project
  Series 1999B A.M.T.
   12-01-29               6.25                505,000               472,220
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12               4.00              3,700,000             3,806,079
   02-01-22               4.25              3,000,000             2,968,500
   02-01-23               4.50              3,000,000             3,052,290
   02-01-24               4.50              3,400,000             3,474,290
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002 II Inverse Floater (FSA)
  (School District Credit Enhancement Program)
   02-01-18               9.94              1,200,000(h)          1,525,908
   02-01-19               9.94              1,150,000(h)          1,450,875
   02-01-20               9.94                950,000(h)          1,189,087
   02-01-21               9.96              1,285,000(h)          1,596,445
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-16               5.00              3,000,000             3,226,080
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06               4.00              2,000,000             2,025,000
   12-01-23               4.75              2,000,000             2,062,300

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Hopkins Independent School District #270
  Unlimited General Obligation Refunding Bonds
  Series 2002B
  (School District Credit Enhancement Program)
   02-01-09               4.00%            $2,925,000            $2,996,224
   02-01-14               5.25              3,680,000             3,965,973
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Building
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   04-01-13               5.00              1,795,000             1,950,088
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
  (School District Credit Enhancement Program)
   02-01-22               5.13              2,400,000             2,504,688
Maple Grove Health Care Facilities
  Revenue Bonds
  North Memorial Health Care
  Series 2005
   09-01-29               5.00              2,000,000             2,056,580
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              3,775,000(b,i)        2,265,000
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
  (School District Credit Enhancement Program)
   02-01-19               4.13              1,560,000             1,552,808
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Transportation
  Series 2002C
   02-01-08               5.00              3,240,000             3,381,199
   02-01-09               5.00              3,240,000             3,429,637
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthPartners Obligation Group Project
  Series 2003
   12-01-12               5.25              1,000,000             1,070,640
   12-01-15               5.13              1,500,000             1,573,755
   12-01-16               5.25              1,250,000             1,320,325
Minneapolis & St. Paul
  Housing & Redevelopment Authority
  Revenue Bonds
  HealthSpan
  Series 1993A (AMBAC)
   11-15-18               4.75             10,500,000            10,527,089
Minneapolis-St. Paul Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-25               5.00              4,000,000             4,202,040
   01-01-26               5.00              4,000,000             4,192,720

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20%            $4,000,000            $4,173,200
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-16               5.63              2,920,000             3,116,750
Minneapolis-St. Paul Metropolitan Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16               5.75              4,875,000             5,264,708
Minneapolis-St. Paul Metropolitan Airports Commission
  Subordinated Revenue Bonds
  Series 2001C (FGIC)
   01-01-18               5.50              2,000,000             2,171,880
   01-01-32               5.25              7,000,000             7,375,619
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1996-1
   06-01-11               6.00                980,000               996,454
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 1997A-7
   06-01-12               5.50                250,000               260,600
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax - Common Bond Fund
  Series 2001A-2 A.M.T.
   06-01-19               5.88              1,000,000             1,071,010
Minneapolis Special School District #1
  Certificate of Participation
  Series 1998B
  (School District Credit Enhancement Program)
   02-01-07               4.10              1,000,000             1,014,640
Minneapolis Special School District #1
  Refunding Certificate of Participation
  Series 2002B (FSA)
  (School District Credit Enhancement Program)
   02-01-10               5.00              1,000,000             1,066,660
   02-01-11               5.00              1,040,000             1,117,199
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA)
  (School District Credit Enhancement Program)
   02-01-09               5.00              1,325,000             1,399,545
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   02-01-07               3.00              2,000,000             2,002,020
Minnesota Agricultural & Economic Development Board
  Prerefunded Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22               6.38              4,845,000             5,566,421
   11-15-29               6.38              2,910,000             3,343,299

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Minnesota Agricultural & Economic Development Board
  Revenue Bonds
  Health Care System - Benedictine Health
  Series 1999A (MBIA)
   02-15-16               4.75%            $1,000,000            $1,039,250
Minnesota Agricultural & Economic Development Board
  Unrefunded Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22               6.38                155,000               173,733
   11-15-29               6.38                 90,000               100,833
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  Macalester College
  6th Series 2004B
   03-01-17               5.00              2,395,000             2,566,219
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. John's University
  6th Series 2005G
   10-01-22               5.00              2,000,000             2,099,440
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  University of St. Thomas
  5th Series 2004Y
   10-01-34               5.25              2,800,000             2,958,088
Minnesota Housing Finance Agency
  Revenue Bonds
  Series 2002R II
  Inverse Floater A.M.T.
   07-01-33              10.78              1,350,000(h)          1,445,108
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21               5.60                115,000               117,245
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26               5.75              1,130,000             1,150,385
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 1998A
   03-01-11               5.00              2,500,000             2,603,325
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2001A
   03-01-08               5.00              3,000,000             3,135,330
   03-01-20               5.00              4,000,000             4,196,200
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10               5.00              2,500,000             2,678,150
   03-01-13               5.25              2,500,000             2,764,275
   03-01-14               5.25              2,500,000             2,777,650
Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2004A
   10-01-29               5.13              3,500,000             3,657,605

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Minnesota State Municipal Power Agency
  Revenue Bonds
  Series 2005
   10-01-30               5.00%            $2,000,000            $2,074,840
Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities
  Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19               5.75              1,600,000             1,714,992
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1989A (AMBAC)
   01-01-10               3.80              2,000,000(g)          1,716,420
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20               4.75              5,000,000             5,176,150
Northern Municipal Power Agency
  Revenue Bonds
  Series 1997 (FSA)
   01-01-08               5.50              1,250,000             1,315,450
Northern Municipal Power Agency
  Revenue Bonds
  Series 1998 (FSA)
   01-01-14               5.38              1,100,000             1,183,996
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
   02-01-13               5.75              3,200,000             3,521,248
   02-01-14               5.75              1,100,000             1,209,395
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
  (School District Credit Enhancement Program)
   02-01-11               5.00              1,570,000             1,688,912
   02-01-12               5.00              3,455,000             3,738,345
   02-01-15               5.25              3,585,000             3,903,922
Osseo Independent School District #279
  Unlimited General Obligation Refunding Bonds
  Series 2001B
  (School District Credit Enhancement Program)
   02-01-09               5.00              2,860,000             3,019,045
Plymouth Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Governmental Housing Project
  Series 2005
   02-01-35               5.00              2,135,000             2,233,637
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              3,000,000(c)          3,211,050
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32               5.00              2,820,000(c)          2,950,481

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17               5.25%            $2,250,000(c)         $2,457,045
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              2,000,000(c)          2,182,640
Richfield
  Refunding Revenue Bonds
  Richfield Senior Housing Project
  Series 2004A
   12-01-39               6.63              1,650,000             1,672,341
Shakopee
  Revenue Bonds
  St. Francis Regional Medical Center
  Series 2004
   09-01-25               5.10              3,300,000             3,404,709
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-19               6.67             17,000,000(g)          9,456,079
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25              6,000,000             6,696,239
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11               5.00              5,500,000             5,910,574
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation Project
  Series 2002
   05-01-18               5.13              3,000,000             3,200,430
St. Paul Housing & Redevelopment Authority
  Refunding Revenue Bonds
  FNMA Mortgage-Backed Securities Program
  Series 1995 (FNMA)
   03-01-28               6.80                225,000               231,507
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy Project
  Series 2001A
   12-01-30               7.88              2,390,000             2,575,392
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Healtheast Project
  Series 2005
   11-15-25               6.00              1,250,000             1,356,450
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing Project
  Series 1993
   11-01-06               7.13                380,000               384,275
   11-01-17               7.13              1,545,000             1,561,609

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing Project
  Series 1993
   11-01-24               7.00%            $1,720,000            $1,738,352
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00              5,000,000             5,241,850
   12-01-27               5.13              5,350,000             5,628,040
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-10               5.00              5,000,000             5,390,400
   10-01-14               5.00              4,000,000             4,301,480
   10-01-15               5.00              4,455,000             4,770,949
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-10               5.00              4,075,000             4,386,982
   11-01-15               5.25              3,575,000             3,942,653
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2005
   10-01-19               5.00              3,500,000(j)          3,791,865
Steele County
  Revenue Bonds
  Elderly Housing Project
  Series 2000
   06-01-30               6.88              2,205,000             2,410,969
Stillwater
  Revenue Bonds
  Health System Obligation Group
  Series 2005
   06-01-25               5.00              1,750,000             1,813,648
   06-01-35               5.00              3,595,000             3,660,932
Todd Morrison Cass & Wadena Counties
  United Hospital District
  Unlimited General Obligation Bonds
  Health Care Facilities-Lakewood
  Series 2004
   12-01-34               5.00              2,500,000             2,543,950
University of Minnesota
  Revenue Bonds
  Residual
  Inverse Floater Series 2002
   07-01-21              10.73              2,830,000(h)          4,098,151
University of Minnesota
  Revenue Bonds
  Series 1996A
   07-01-13               5.75              2,000,000             2,275,040
Virginia Housing & Redevelopment Authority
  Revenue Bonds
  Series 2005
   10-01-20               5.13              1,350,000             1,387,719

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Minnesota Tax-Exempt Fund

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(d,e)

Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26               5.00%            $7,250,000            $7,599,159
   01-01-30               5.00              5,000,000             5,205,950
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2002C (FSA)
  (School District Credit Enhancement Program)
   02-01-08               5.00              1,310,000             1,365,596
   02-01-09               5.00              1,375,000             1,452,358
White Bear Lake Independent School District #624
  Unlimited General Obligation Refunding Bonds
  Series 2002B (FGIC)
  (School District Credit Enhancement Program)
   02-01-13               5.00              1,405,000             1,513,621
   02-01-14               5.00              1,480,000             1,584,917
Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital Project
  Series 2002 (FSA)
   02-01-11               5.00              1,025,000             1,099,026
   02-01-12               5.00              1,120,000             1,207,248
   02-01-13    5.001,200,000                                      1,299,996

Total Municipal Bonds
(Cost: $363,345,750)                                           $374,293,384

Municipal Notes (3.4%)
Issue(d,e,f)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.N. Series 1997A
  (ABN Amro Bank)
   06-01-20               2.80%            $1,000,000            $1,000,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.N. Series 1997B
  (ABN Amro Bank)
   06-01-13               2.80              2,137,000             2,137,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light Company Project
  V.R.D.N. Series 1997D
  (ABN Amro Bank)
   12-01-07               2.80                210,000               210,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf Collage
  V.R.D.N. 5th Series 2002M2
  (Harris Trust & Savings Bank)
   10-01-20               2.80              1,500,000             1,500,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30               2.80              2,050,000             2,050,000

Municipal Notes (continued)
Issue(d,e,f)           Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M1
  (Harris Trust & Savings Bank)
   10-01-32               2.80%            $1,000,000            $1,000,000
Minnesota Housing Finance Agency
  Revenue Bonds
  Residential Housing Finance
  V.R.D.N. Series 2005M A.M.T.
   01-01-36               2.83              2,000,000             2,000,000
Robbinsdale
  Revenue Bonds
  North Memorial Healthcare-Tranche II
  V.R.D.N Series 2003 AMBAC
   05-15-33               2.55              1,950,000             1,950,000
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Public Radio Project
  V.R.D.N. Series 2005
  (Allied Irish Bank)
   10-01-25    2.801,370,000                                      1,370,000

Total Municipal Notes
(Cost: $13,217,000)                                             $13,217,000

Total Investments in Securities
(Cost: $376,562,750)(k)                                        $387,510,384

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.2% of net assets at Sept. 30, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

--------------------------------------------------------------------------------
15 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Minnesota Tax-Exempt Fund

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Sept. 30, 2005, the
                        value of securities subject to alternative minimum tax represented 8.9% of net assets.

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B.    --    Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

 (f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2005.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2005. At Sept. 30, 2005, the value of inverse floaters represented 2.9% of net assets.

(i) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2005, is as follows:

      Security                              Acquisition                   Cost
                                               date
      Maplewood
          Revenue Bonds
          Care Institute
          Series 1994
             7.75% 2024                      03-02-94               $3,677,432

(j) At Sept. 30, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,829,237.

(k) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $376,563,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $13,547,000
      Unrealized depreciation                                       (2,600,000)
                                                                    ----------
      Net unrealized appreciation                                  $10,947,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
16 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Investments in Securities

RiverSource New York Tax-Exempt Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (94.4%)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Albany Municipal Water Finance Authority
  Revenue Bonds
  Series 2003A (MBIA)
   12-01-14               5.00%            $2,550,000            $2,663,220
Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25              1,000,000             1,084,760
City of New York
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   05-15-16              11.88                830,000(d)          1,136,502
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12               5.00              1,000,000             1,073,910
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              2,000,000             2,214,600
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              2,000,000             2,148,160
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18               5.50              2,000,000             2,183,640
   06-01-20               5.50              2,000,000             2,179,520
City of New York
  Unlimited General Obligation Bonds
  Series 2004D
   11-01-34               5.00              1,000,000             1,031,610
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00                750,000               794,273
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2004A
   07-01-24               5.00                500,000(e)            520,800
County of Erie
  Unlimited General Obligation Bonds
  Series 1995B (FGIC)
   06-15-25               5.50                700,000               713,993
County of Monroe
  Unlimited General Obligation Refunding Bonds
  Public Improvement
  Series 1996 (MBIA)
   03-01-15               6.00              1,250,000             1,452,838

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Long Island Power Authority
  Revenue Bonds
  Series 1998-8 (AMBAC)
   04-01-09               5.25%            $1,000,000            $1,066,140
Metropolitan Transportation Authority
  Prerefunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28               4.75              1,000,000             1,076,620
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-16               5.75                500,000               571,985
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              1,000,000             1,110,280
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50                750,000               828,765
New York City Housing Development Corporation
  Revenue Bonds
  Capital Funding Program
  New York City Housing Authority Program
  Series 2005A (FGIC)
   07-01-25               5.00              1,500,000             1,574,205
New York City Municipal Water Finance Authority
  Refunding Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                320,000               329,123
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00              1,000,000             1,036,160
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004A
   06-15-39               5.00              1,000,000             1,034,860
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2005D (AMBAC)
   06-15-39               5.00                750,000               783,345
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003D
   02-01-31               5.00              1,000,000             1,038,420
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00              1,000,000             1,037,140

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

New York City Transitional Finance Authority
  Unrefunded Revenue Bonds
  Future Tax Secured
  Series 1999C
   05-01-25               5.50%              $220,000              $236,438
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22               6.00              1,000,000             1,089,260
New York Counties Tobacco Trust II
  Revenue Bonds
  Tobacco Settlement Pass Thru Bonds
  Series 2001
   06-01-35               5.63                500,000               524,055
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              1,000,000(f)            712,700
New York Mortgage Agency
  Revenue Bonds
  Series 2002B
  Inverse Floater A.M.T.
   04-01-32              10.34              1,000,000(d)          1,081,720
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,000,000             1,059,590
New York State Dormitory Authority
  Prerefunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                415,000               479,956
New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30               5.13              1,000,000             1,053,080
New York State Dormitory Authority
  Revenue Bonds
  Catholic Health Services of Long Island
  Series 2004
   07-01-27               5.00              1,000,000             1,019,790
New York State Dormitory Authority
  Revenue Bonds
  City University System Consolidated
  Series 1993A
   07-01-13               5.75              3,000,000             3,323,099

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource New York Tax-Exempt Fund

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Cancer Center
  Series 2003-1 (MBIA)
   07-01-21               5.00%            $1,000,000            $1,053,000
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Medical Center
  Series 2004 (FGIC/FHA)
   08-01-19               5.00                735,000               785,193
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute
  Series 1999
  (Radian Group Financial Guaranty)
   07-01-20               6.00              1,500,000             1,652,715
New York State Dormitory Authority
  Revenue Bonds
  Series 2002B (AMBAC)
   11-15-26               5.25              1,000,000             1,087,680
New York State Dormitory Authority
  Revenue Bonds
  Series 2004A (FHA/FSA)
   02-15-13               5.25                500,000               547,830
   08-15-13               5.25                500,000               550,630
New York State Dormitory Authority
  Unrefunded Revenue Bonds
  Series 1990B
   05-15-11               7.50              1,200,000             1,348,704
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
   10-15-15               4.00              1,000,000             1,001,800
New York State Energy Research & Development Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-21              10.76                330,000(d)            355,473
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Finance Authority Projects
  Series 2002B
   06-15-31               5.00              1,000,000             1,038,510
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Finance Authority Projects
  Series 2002K
   06-15-28               5.00              1,000,000             1,042,650
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water Finance Authority Projects
  Series 2004
   06-15-26               5.00              1,000,000             1,053,980

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32               5.00%            $1,000,000            $1,042,720
New York State Thruway Authority
  Revenue Bonds
  Series 2003B (FSA)
   04-01-21               4.75                835,000               863,156
New York State Thruway Authority
  Revenue Bonds
  Series 2004A (MBIA)
   04-01-19               5.00              1,000,000             1,066,920
New York State Thruway Authority
  Revenue Bonds
  Series 2005G (FSA)
   01-01-24               5.00              1,000,000             1,062,520
New York State Thruway Authority
  Revenue Bonds
  Transportation
  Series 2003A (MBIA)
   03-15-22               5.00              1,000,000             1,050,670
New York State Urban Development Corporation
  Refunding Revenue Bonds
  Service Contract
  Series 2005 (FSA)
   01-01-17               5.00              1,000,000             1,083,300
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11               5.25              1,000,000             1,087,040
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C (XLCA)
   01-01-09               4.00              1,545,000             1,586,035
Niagara Falls Public Water Authority
  Prerefunded Revenue Bonds
  Series 2003A (MBIA)
   07-15-28               5.50              1,000,000             1,020,270
Port Authority of New York & New Jersey
  Revenue Bonds
  5th Installment Special Project
  Series 1996-4 A.M.T.
   10-01-19               6.75              1,500,000             1,576,410
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              1,000,000             1,043,910
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17               5.25              1,000,000(e)          1,092,020
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              1,000,000(e)          1,091,320

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Sales Tax Asset Receivables Corporation
  Revenue Bonds
  Series 2004A (MBIA)
   10-15-23               5.00%              $750,000              $795,263
Suffolk County Industrial Development Agency
  Revenue Bonds
   1st Mortgage Jeffersons Ferry
  Series 1999A
   11-01-28               7.25              1,500,000             1,615,965
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50                500,000               539,915
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50                500,000               534,365
   06-01-15               5.50                500,000               540,140
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-10               5.00              2,000,000             2,151,820
   11-15-29               5.13              1,000,000             1,055,050
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center Project
  Series 1990E
   01-01-11               6.00              1,145,000             1,275,645
Westchester Tobacco Asset Securitization
  Revenue Bonds
  Series 2005
   06-01-26               5.00                875,000               882,534

Total Municipal Bonds
(Cost: $74,078,113)                                             $76,839,710

Municipal Notes (4.2%)
Issue(c,g)             Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2004H-4
  (Bank of New York)
   03-01-34               2.79%            $1,200,000            $1,200,000
City of New York
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2005E-2
  (Bank of America)
   08-01-34               2.76              2,200,000             2,200,000

Total Municipal Notes
(Cost: $3,400,000)                                               $3,400,000

Total Investments in Securities
(Cost: $77,478,113)(h)                                          $80,239,710

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource New York Tax-Exempt Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Sept. 30, 2005, the
                        value of securities subject to alternative minimum tax represented 3.3% of net assets.

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B.    --    Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2005. At Sept. 30, 2005, the value of inverse floaters represented 3.2% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.3% of net assets at Sept. 30, 2005.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2005.

(h) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $77,478,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $2,879,000
      Unrealized depreciation                                        (117,000)
                                                                     --------
      Net unrealized appreciation                                  $2,762,000
                                                                   ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
19 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Investments in Securities

RiverSource Ohio Tax-Exempt Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (94.1%)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12               5.00%            $1,145,000            $1,242,600
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18               5.25              1,000,000             1,090,560
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-21               5.25              1,000,000             1,079,000
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25              1,000,000             1,081,850
City of Cincinnati
  Unlimited General Obligation Refunding Bonds
  Police & Fire Pension
  Series 2005C
   12-01-30               4.50                500,000               488,195
City of Cincinnati
  Unlimited General Obligation Refunding Bonds
  Police & Fire Pension
  Series 2005C
   12-01-35               4.50                500,000               483,935
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10               5.00              2,000,000             2,138,279
City of Columbus
  Prerefunded Unlimited General Obligation Bonds
  Series 1999-2
   06-15-15               5.75              1,000,000             1,115,190
City of Hamilton
  Refunding Revenue Bonds
  Series 2002A (FSA)
   10-15-25               4.70              1,500,000             1,520,640
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15               5.00              1,000,000             1,076,950
Cleveland State University
  Revenue Bonds
  Series 2004 (FGIC)
   06-01-24               5.25                500,000               536,990
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11               5.00              1,000,000             1,083,530

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50%              $500,000(d)           $571,500
County of Coshocton
  Refunding Revenue Bonds
  Smurfit-Stone Container
  Series 2005
   08-01-13               5.13                100,000                98,319
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13               5.60                500,000               539,640
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25                250,000               263,768
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-17               6.00              1,000,000             1,139,050
   01-01-32               6.00              1,000,000             1,108,750
County of Cuyahoga
  Revenue Bonds
  Canton Incorporated Project
  Series 2000
   01-01-30               7.50              1,000,000             1,119,760
County of Montgomery
  Revenue Bonds
  Catholic Health Initiatives
  Series 2004A
   05-01-30               5.00                750,000               776,400
   05-01-32               5.00                500,000               516,885
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              1,250,000             1,306,500
   12-01-31               5.00              1,000,000             1,038,580
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003D (FGIC)
   12-01-17               5.00              1,000,000             1,067,370
Franklin County
  Refunding Revenue Bonds
  OhioHealth Corporation
  Series 2003C
   05-15-24               5.25              1,000,000             1,063,730

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00%            $1,000,000            $1,037,640
Jackson
  Prerefunded Revenue Bonds
  Consolidated Health System - Jackson Hospital
  Series 1999
  (Radian Group Financial Guaranty)
   10-01-20               6.13              1,000,000             1,119,520
Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (MBIA)
   12-01-16               5.00              1,000,000             1,071,470
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19               5.00              1,515,000             1,601,946
Licking Heights Local School District
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   12-01-28               5.00              1,000,000             1,047,880
Miami University
  Refunding Revenue Bonds
  Series 2005 (AMBAC)
   09-01-23               4.75                500,000               520,020
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5
  Series 2004 (AMBAC)
   02-15-24               4.75                750,000               771,330
Ohio State Air Quality Development Authority
  Refunding Revenue Bonds
  Pollution Control - Dayton Power
  Series 2005B (FGIC)
   01-01-34               4.80                500,000               505,785
Ohio State Building Authority
  Prerefunded Revenue Bonds
  State Facilities Adult Correctional Building Fund Projects
  Series 1999A
   10-01-16               5.50              1,000,000             1,096,270
Ohio State Building Authority
  Refunding Revenue Bonds
  State Facilities Adult Correctional Building Fund Projects
  Series 2001A (FSA)
   10-01-14               5.50              1,000,000             1,098,710

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Ohio Tax-Exempt Fund

Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

Ohio State Building Authority
  Revenue Bonds
  State Facilities Adult Correctional Building Fund Projects
  Series 2005A (FSA)
   04-01-22               5.00%              $750,000              $797,760
Ohio State Higher Educational Facility Commission
  Revenue Bonds
  Oberlin College
  Series 1999
   10-01-29               5.00              1,000,000             1,032,940
Ohio State University
  Revenue Bonds
  Series 2005A
   06-01-30               4.75                500,000               508,105
Ohio State Water Development Authority
  Revenue Bonds
  Water Quality
  Series 2004
   12-01-16               5.00                750,000               812,370
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              1,000,000(d)          1,070,350
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-17               5.25                750,000(d)            819,015
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2004J (AMBAC)
   07-01-36               5.00                500,000(d,e)          540,905
State of Ohio
  Revenue Bonds
  Case Western Reserve University Project
  Series 2004A (AMBAC)
   12-01-27               5.00              1,000,000             1,051,890
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13               5.00              1,500,000             1,599,900
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-20               5.00              1,000,000             1,060,020

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2003C
   03-15-10               5.00%            $1,000,000            $1,069,720
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Projects
  Series 2002A
   09-01-09               4.00              1,115,000             1,146,242
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2003A
   05-01-11               5.00              1,000,000             1,078,990
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education
  Series 2005B
   05-01-23               5.00                500,000               530,435
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2002G
   05-01-12               5.25                750,000               825,060
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvement
  Series 2005I
   05-01-14               5.00              1,000,000             1,098,580
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18               5.25              1,490,000             1,651,233
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
  (School District Credit Enhancement Program)
   12-01-15               5.00              1,000,000             1,081,240
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22               5.00              1,595,000             1,680,971

Municipal Bonds (continued)
Name of                 Coupon               Principal            Value(a)
issuer and               rate                 amount
title of
issue(b,c)

University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14               5.50%            $1,000,000            $1,099,710
University of Cincinnati
  Revenue Bonds
  Series 2005A (AMBAC)
   06-01-19               5.00              1,000,000             1,073,590
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12               6.10                500,000               549,770

Total Municipal Bonds
(Cost: $54,675,675)                                             $55,597,338

Municipal Notes (4.5%)
Issue(c,e)             Effective              Amount               Value(a)
                         yield              payable at
                                             maturity

Ohio Air Quality Development Authority
  Revenue Bonds
  Pollution Control - Ohio Edison Co.
  V.R.D.N. Series 1988
  (Wachovia Bank) A.M.T.
   09-01-18               2.91%              $300,000              $300,000
State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.N. Series 1999 A.M.T.
   08-01-34               2.93                850,000               850,000
State of Ohio
  Revenue Bonds
  BP Exploration & Oil Project
  V.R.D.N. Series 2001 A.M.T.
   08-01-34               2.93              1,500,000             1,500,000

Total Municipal Notes
(Cost: $2,650,000)                                               $2,650,000

Total Investments in Securities
(Cost: $57,325,675)(f)                                          $58,247,338

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

RiverSource Ohio Tax-Exempt Fund

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Sept. 30, 2005, the
                        value of securities subject to alternative minimum tax represented 4.5% of net assets.

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B.    --    Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 5.1% of net assets at Sept. 30, 2005.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2005.

(f) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $57,326,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $1,103,000
      Unrealized depreciation                                         (182,000)
                                                                      --------
      Net unrealized appreciation                                   $  921,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
22 -- RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

                                                             S-6328-80 D (11/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                       RIVERSOURCE INSURED TAX-EXEMPT FUND

                                AT SEPT. 30, 2005

Investments in Securities

RiverSource Insured Tax-Exempt Fund

Sept. 30, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (92.4%)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Alabama (2.1%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%            $5,000,000               $5,381,100
City of Birmingham
  Unlimited General Obligation Refunding Warrants
  Series 2003A (AMBAC)
   06-01-13               5.25              1,755,000                1,939,749
Total                                                                7,320,849

Arizona (1.6%)
Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
   07-01-18               5.75              2,750,000                3,145,423
Phoenix Civic Improvement Corporation
  Revenue Bonds
  Civic Plaza Expansion Project
  Series 2005A (FGIC)
   07-01-41               5.00              2,500,000                2,611,575
Total                                                                5,756,998

Arkansas (0.1%)
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2000B (AMBAC) A.M.T.
   12-01-20               5.80                500,000                  520,760

California (15.2%)
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                 80,000                   81,430

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

California (cont.)
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25%            $8,000,000               $8,568,800
City & County of San Francisco
  Unlimited General Obligation Bonds
  Neighborhood Recreation & Park
  Series 2004A (MBIA)
   06-15-23               5.00              4,795,000                5,077,042
Delta Counties Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 1998A (MBIA/GNMA/FNMA) A.M.T.
   06-01-24               6.70                 95,000                   95,166
Fairfield-Suisun Unified School District
  Unlimited General Obligation Bonds
  Election 2002
  Series 2004 (MBIA)
   08-01-28               5.50              3,000,000                3,315,120
San Diego Convention Center Expansion Financing
  Authority
  Revenue Bonds
  Series 1998A (AMBAC)
   04-01-12               5.25              3,065,000                3,283,320
San Diego Unified School District
  Unlimited General Obligation Bonds
  Election 1998
  Series 2002D (FGIC)
   07-01-21               5.25              2,850,000                3,140,643
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25              3,500,000                3,664,885

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

California (cont.)
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   09-01-13               5.25%            $2,000,000               $2,182,820
State of California
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   11-01-20               5.25              1,000,000                1,089,080
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-27               5.25              5,000,000                5,343,950
State of California
  Unlimited General Obligation Bonds
  Series 2004A (FGIC)
   07-01-17               5.00              4,000,000                4,266,440
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00              5,900,000                6,410,527
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2005 (AMBAC)
   03-01-35               4.50              3,860,000                3,749,488
Sweetwater Union High School District
  Certificate of Participation
  Series 2002 (FSA)
   09-01-21               5.00              3,255,000                3,449,161
Total                                                               53,717,872

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Colorado (2.6%)
Broomfield
  Certificate of Participation
  Open Space Park & Recreation Facilities
  Series 2000 (AMBAC)
   12-01-20               5.50%            $1,000,000               $1,084,220
Colorado Educational & Cultural Facilities Authority
  Refunding & Improvement Revenue Bonds
  University Lab School
  Series 2004 (XLCA)
   06-01-33               5.00              2,000,000                2,079,640
Colorado Health Facilities Authority
  Revenue Bonds
  Liberty Heights
  Zero Coupon
  Series 1991B Escrowed to Maturity
   07-15-24               4.77              5,000,000(b)             2,079,750
University of Colorado
  Certificate of Participation
  Master Lease Purchase Agreement
  Series 2003A (AMBAC)
   06-01-23               5.00              3,700,000                3,889,403
Total                                                                9,133,013

Delaware (0.8%)
Garnet Valley School District
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-15-25               5.00              2,600,000                2,704,208

District of Columbia (0.8%)
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001II Inverse Floater
  (MBIA) A.M.T.
   10-01-27               8.02              2,500,000(g)             2,817,150

Florida (4.2%)
Broward County School Board
  Certificate of Participation
  Series 2003 (MBIA)
   07-01-24               5.00              3,000,000                3,154,950
County of Leon
  Prerefunded Certificate of Participation
  Master Lease Program
  Series 1997 (MBIA)
   07-01-17               5.13              1,960,000                2,051,297
County of Miami-Dade
  Unlimited General Obligation Bonds
  Building Better Communities Program
  Series 2005 (FGIC)
   07-01-33               5.00              2,000,000                2,095,700
Florida Board of Education
  Revenue Bonds
  Series 2000C (FGIC)
   07-01-16               5.25              4,000,000                4,324,640

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Florida (cont.)
Jacksonville
  Refunding & Improvement Revenue Bonds
  Series 2002A (AMBAC)
   10-01-13               5.50%            $3,030,000               $3,404,235
Total                                                               15,030,822

Georgia (4.6%)
Burke County Development Authority
  Revenue Bonds
  Georgia Power Company Plant Vogtle
  1st Series 2005 (FGIC)
   05-01-34               4.75              3,000,000                3,012,120
Cherokee County Water & Sewer Authority
  Revenue Bonds
  Series 1995 Escrowed to Maturity (MBIA)
   08-01-25               5.20                515,000                  557,822
Cherokee County Water & Sewer Authority
  Unrefunded Revenue Bonds
  Series 1995 (MBIA)
   08-01-25               5.20              2,665,000                2,994,048
City of Atlanta
  Refunding Revenue Bonds
  Series 1994A Escrowed to Maturity (AMBAC)
   01-01-08               6.50              2,750,000                2,955,508
County of Fulton
  Revenue Bonds
  Series 1992 Escrowed to Maturity (FGIC)
   01-01-14               6.38              3,125,000                3,604,281
County of Fulton
  Unrefunded Revenue Bonds
  Series 1992 (FGIC)
   01-01-14               6.38                125,000                  144,171
Coweta County Development Authority
  Revenue Bonds
  Georgia Power Company - Plant Yates Project
  Series 2001 (AMBAC)
   09-01-18               4.35              3,000,000                2,996,970
Total                                                               16,264,920

Illinois (7.1%)
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              2,500,000                2,717,350
City of Chicago
  Unlimited General Obligation Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00              4,000,000                4,125,040
County of Cook
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   11-15-29               5.25              3,310,000                3,475,235
Lake County Community High School
District #127 Grayslake
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2002B (FGIC)
   02-01-16               5.32              4,000,000(b)             2,575,720

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Illinois (cont.)
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion Project
  Series 2002A (MBIA)
   06-15-42               5.25%            $4,000,000               $4,230,320
Southern Illinois University
  Revenue Bonds
  Capital Appreciation Housing & Auxiliary
  Zero Coupon
  Series 1999A (MBIA)
   04-01-26               5.55              4,000,000(b)             1,510,520
St. Clair County Public Building Commission
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997B (FGIC)
   12-01-14               5.95              2,000,000(b)             1,364,520
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25              3,500,000                3,716,475
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2002 (MBIA)
   07-01-10               5.38              1,500,000                1,631,310
Total                                                               25,346,490

Indiana (0.6%)
Clark-Pleasant Community School Building Corporation
  Prerefunded Revenue Bonds
  1st Mortgage
  Series 2001 (AMBAC)
   07-15-16               5.50              1,000,000                1,112,980
Indiana University
  Revenue Bonds
  Student Fee
  Series 2003O (FGIC)
   08-01-22               5.00              1,000,000                1,052,810
Total                                                                2,165,790

Kansas (0.1%)
Sedgwick & Shawnee Counties
  Revenue Bonds
  Mortgage-backed Securities
  Series 1997A-1 (GNMA) A.M.T.
   06-01-29               6.95                475,000                  494,157

Kentucky (0.4%)
Kentucky Turnpike Authority
  Refunding Revenue Bonds
  Revitalization Project
  Series 2001A (AMBAC)
   07-01-13               5.50              1,275,000                1,428,140

Louisiana (1.6%)
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00              1,180,000                1,264,795

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Louisiana (cont.)
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003B (AMBAC)
   11-01-11               5.00%            $2,800,000               $2,997,344
State of Louisiana
  Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
   10-15-19               5.00              1,500,000                1,592,850
Total                                                                5,854,989

Maine (1.1%)
Maine Turnpike Authority
  Revenue Bonds
  Series 2003 (AMBAC)
   07-01-26               5.00              3,750,000                3,931,088

Massachusetts (2.9%)
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  Series 2002II Inverse Floater (FGIC)
   11-01-15               8.14              5,000,000(g)             6,321,900
Fall River
  Limited General Obligation Bonds
  Series 2003 (FSA)
   02-01-16               5.25              2,140,000                2,360,056
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
   08-15-22               5.00                900,000                  957,600
   08-15-24               5.00                600,000                  636,906
Total                                                               10,276,462

Michigan (2.5%)
Detroit
  Revenue Bonds
  Senior Lien
  Series 2003A (MBIA)
   07-01-21               5.00              1,350,000                1,426,127
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38              1,940,000                2,120,750
Jackson Public Schools
  Prerefunded Unlimited General Obligation Bonds
  Series 1999 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-22               5.38              1,000,000                1,090,030
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
   01-01-14               5.25              2,000,000                2,203,379
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-10               5.00              2,000,000                2,138,280
Total                                                                8,978,566

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Minnesota (0.6%)
Minneapolis-St. Paul Metropolitan Airports Commission
  Refunding Subordinated Revenue Bonds
  Series 2005C (FGIC)
   01-01-26               5.00%            $2,000,000               $2,096,360

Mississippi (0.2%)
Mississippi Home Corporation
  Revenue Bonds
  Series 1997H-Cl 6 (GNMA/ FNMA) A.M.T.
   12-01-29               6.70                770,000                  822,999

Missouri (2.0%)
City of Sikeston
  Refunding Revenue Bonds
  Series 1992 (MBIA)
   06-01-10               6.20              6,370,000                7,149,178

Nebraska (1.0%)
Nebraska Public Power District
  Prerefunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25              3,340,000                3,531,148
Nebraska Public Power District
  Unrefunded Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25                160,000                  168,301
Total                                                                3,699,449

New Jersey (1.4%)
New Jersey Economic Development Authority
  Prerefunded Revenue Bonds
  School Facilities & Construction
  Series 2004G (AMBAC)
   09-01-21               5.00              2,500,000                2,731,675
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
   06-15-11               5.00              2,000,000                2,137,580
Total                                                                4,869,255

New York (10.8%)
City of New York
  Unlimited General Obligation Bonds
  Series 2004E (FSA)
   11-01-22               5.00              2,600,000                2,753,478
New York City Health & Hospital Corporation
  Revenue Bonds
  Health System
  Series 2002A (FSA)
   02-15-18               5.50              2,150,000                2,350,896
   02-15-19               5.50              1,250,000                1,369,013
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2005D (AMBAC)
   06-15-39               5.00              2,375,000                2,480,593

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

New York (cont.)
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2002C Escrowed to Maturity (FSA)
   08-01-10               5.25%            $1,000,000               $1,089,490
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2003E (MBIA)
   02-01-20               5.25              2,000,000                2,154,580
New York State Dormitory Authority
  Revenue Bonds
  Mental Health Services Facilities Improvement
  Series 2005B (AMBAC)
   02-15-30               5.00              4,000,000                4,201,120
New York State Dormitory Authority
  Revenue Bonds
  Montefiore Hospital
  Series 2004 (FGIC/FHA)
   08-01-19               5.00              2,000,000                2,136,580
New York State Dormitory Authority
  Revenue Bonds
  School District Financing Program
  Series 2002D (MBIA)
   10-01-10               5.00              2,000,000                2,153,300
New York State Dormitory Authority
  Revenue Bonds
  Sloan-Kettering Memorial Center
  Series 2003 (MBIA)
   07-01-23               5.00              1,000,000                1,050,980
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003
   06-15-32               5.00              2,500,000                2,606,800
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 2002C (AMBAC)
   04-01-14               5.50              5,000,000                5,533,200
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   04-01-13               5.25              6,000,000                6,624,059
New York State Thruway Authority
  Revenue Bonds
  Series 2003B (FSA)
   04-01-21               4.75              1,500,000                1,550,580
Total                                                               38,054,669

North Carolina (2.9%)
Concord
  Prerefunded Certificate of Participation
  Series 1996B (MBIA)
   06-01-16               5.75              1,480,000                1,536,773

See accompanying notes to investments in securities.

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3 -- RIVERSOURCE INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

North Carolina (cont.)
Kannapolis
  Revenue Bonds
  Series 2001B (FSA) A.M.T.
   02-01-21               5.25%            $1,000,000               $1,070,000
North Carolina Capital Facilities Finance Agency
  Revenue Bonds
  Johnson & Wales University Project
  Series 2003A (XLCA)
   04-01-11               5.00              1,120,000                1,207,293
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A (FGIC)
   01-01-12               5.50              4,805,000                5,339,171
Piedmont Triad Airport Authority
  Revenue Bonds
  Series 1999B (FSA) A.M.T.
   07-01-21               6.00              1,000,000                1,090,110
Total                                                               10,243,347

Ohio (4.4%)
City of Hamilton
  Refunding Revenue Bonds
  Series 2002A (FSA)
   10-15-25               4.70              4,800,000                4,866,048
Cleveland State University
  Revenue Bonds
  Series 2004 (FGIC)
   06-01-24               5.25              1,500,000                1,610,970
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-33               5.00              2,500,000                2,594,100
Ohio Air Quality Development Authority
  Refunding Revenue Bonds
  Pollution Control - Dayton Power
  Series 2005B (FGIC)
   01-01-34               4.80              2,500,000                2,528,925
State of Ohio
  Revenue Bonds
  Case Western Reserve University Project
  Series 2004A (AMBAC)
   12-01-27               5.00              4,000,000                4,207,560
Total                                                               15,807,603

Oregon (1.5%)
Oregon State Bond Bank
  Revenue Bonds
  Oregon Economic Community Development Department
  Series 2000A (MBIA)
   01-01-19               5.50              2,520,000                2,685,968
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003A (FSA)
   04-01-18               5.00              2,460,000                2,619,875
Total                                                                5,305,843

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Pennsylvania (1.8%)
County of Allegheny
  Unlimited General Obligation Refunding Bonds
  Series 2003C (FSA)
   10-01-09               5.00%            $3,000,000               $3,193,770
Harrisburg Authority
  Prerefunded Revenue Bonds
  Pooled Bond Program
  Series 1997II (MBIA)
   09-15-22               5.63              2,000,000                2,095,700
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation Project
  Series 2005 (FGIC)
   02-15-27               4.75              1,000,000                1,012,770
Total                                                                6,302,240

Puerto Rico (2.0%)
Puerto Rico Electric Power Authority
  Revenue Bonds
  Residuals
  Series 2002 Inverse Floater (MBIA)
   07-01-17               8.19              3,750,000(c,g)           4,840,725
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
   08-01-29               5.25              2,000,000(c)             2,182,640
Total                                                                7,023,365

Rhode Island (0.6%)
Rhode Island Health & Educational Building Corporation
  Refunding Revenue Bonds
  Higher Education - Johnson & Wales
  Series 2003 (XLCA)
   04-01-11               5.00              1,865,000                2,005,528

South Carolina (1.1%)
Piedmont Municipal Power Agency
  Refunding Revenue Bonds
  Series 1991 (FGIC)
   01-01-21               6.25              1,000,000                1,230,220
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25              2,500,000                2,643,125
Total                                                                3,873,345

Tennessee (0.3%)
Metropolitan Government Nashville & Davidson County
  Health & Educational Facilities Board
  Revenue Bonds
  Vanderbilt University
  Series 2005B-3 (MBIA)
   10/01/44               5.00              1,000,000                1,064,370

Municipal Bonds (continued)
Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Texas (7.6%)
Alief Independent School District
  Unlimited General Obligation Refunding Bonds
  School Building
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-14               5.00%            $1,000,000               $1,084,480
City of Houston
  Refunding Revenue Bonds
  Combination First Lien
  Series 2004A (FSA)
   05-15-22               5.25              4,660,000                5,024,272
Corsicana
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   08-15-22               5.75              1,575,000                1,644,316
Cypress-Fairbanks Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-19               5.00              1,000,000                1,063,720
Houston Independent School District
  Unlimited General Obligation Refunding Bonds
  Schoolhouse
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-32               5.00              2,500,000                2,612,000
Mission Consolidated Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 2005
  (Permanent School Fund Guarantee)
   02-15-30               5.00              4,000,000                4,176,080
Raven Hills Higher Education Corporation
  Revenue Bonds
  Bobcat Village LLC-Southwest
  Series 2001A (AMBAC)
   06-01-17               5.38              1,460,000                1,571,340
   06-01-18               5.38              1,535,000                1,644,814
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00              5,000,000                5,118,599
Wilson County Memorial Hospital District
  Limited General Obligation Bonds
  Series 2003 (MBIA)
   02-15-28               5.13              3,000,000                3,165,660
Total                                                               27,105,281

Utah (1.2%)
Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Salt Lake
  Zero Coupon
  Series 1990 (FSA)
   03-01-09               2.76              4,835,000(b)             4,273,221

See accompanying notes to investments in securities.

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4 -- RIVERSOURCE INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Name of                 Coupon                Principal               Value(a)
Issuer and               rate                  amount
title of
issue(d,e)

Virginia (1.8%)
City of Hampton
  Revenue Bonds Series 2002 (AMBAC)
   01-15-28               5.13%            $3,000,000               $3,156,900
   01-15-35               5.00              3,000,000                3,107,070
Total                                                                6,263,970

Washington (2.2%)
State of Washington
  Limited General Obligation Bonds
  Motor Vehicle Fuel Tax
  Series 2003B (FGIC)
   07-01-12               5.00              3,500,000                3,788,540
State of Washington
  Unlimited General Obligation Bonds
  Series 2005D (FSA)
   01-01-15               5.00              1,500,000                1,632,960
Yakima County
  Limited General Obligation Bonds
  Series 2002 (AMBAC)
   12-01-21               5.00              2,425,000                2,551,343
Total                                                                7,972,843

West Virginia (0.7%)
West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00              2,500,000                2,605,300

Total Municipal Bonds
(Cost: $321,366,020)                                              $328,280,440

Municipal Notes (6.4%)
Issue(d,e,f)           Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

California (2.4%)
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2001J FSA A.M.T.
   02-01-32               2.99%            $2,200,000               $2,200,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2002J
  (Lloyds TSB Bank) MBIA A.M.T.
   02-01-33               2.99              2,100,000                2,100,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2003U FSA A.M.T.
   02-01-31               2.99              2,200,000                2,200,000
   02-01-32               2.99              1,900,000                1,900,000
Total                                                                8,400,000

Municipal Notes (continued)
Issue(d,e,f)           Effective               Amount                 Value(a)
                         yield               payable at
                       maturity

Illinois (2.5%)
Illinois Health Facilities Authority
  Revenue Bonds
  University Chicago Hospitals Project
  V.R.D.N. Series 1994C
  (JPMorgan Chase Bank) MBIA
   08-15-26               2.82%            $2,700,000               $2,700,000
Illinois Health Facilities Authority
  Revenue Bonds
  University of Chicago Hospitals
  V.R.D.B. Series 1998
  (Bank One Illinois) MBIA
   08-01-26               2.81              6,400,000                6,400,000
Total                                                                9,100,000

Pennsylvania (0.3%)
Philadelphia Hospitals & Higher Education Facilities
Authority
  Revenue Bonds
  Children's Hospital Project
  V.R.D.N. Series 2002C
  (JPMorgan Chase Bank) MBIA
   07-01-31               2.81              1,100,000                1,100,000

Texas (0.9%)
Harris County Health Facilities Development Corporation
  Revenue Bonds
  Texas Medical Center Project
  V.R.D.N. Series 2001
  (Chase Manhattan Bank) MBIA
   09-01-31               2.81              3,200,000                3,200,000

Utah (0.3%)
County of Carbon
  Refunding Revenue Bonds
  Pacificorp Projects
  V.R.D.N. Series 1994
  (JPMorgan Chase Bank) AMBAC
   11-01-24               2.82                900,000                  900,000

Total Municipal Notes
(Cost: $22,700,000)                                                $22,700,000

Total Investments in Securities
(Cost: $344,066,020)(h)                                           $350,980,440

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2005.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.0% of net assets at Sept. 30, 2005.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA         --    ACA Financial Guaranty Corporation

      AMBAC       --    Ambac Assurance Corporation

      BIG         --    Bond Investors Guarantee

      CGIC        --    Capital Guaranty Insurance Company

      FGIC        --    Financial Guaranty Insurance Company

      FHA         --    Federal Housing Authority

      FNMA        --    Federal National Mortgage Association

      FHLMC       --    Federal Home Loan Mortgage Corporation

      FSA         --    Financial Security Assurance

      GNMA        --    Government National Mortgage Association

      MBIA        --    MBIA Insurance Corporation

      XLCA        --    XL Capital Assurance

(e)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.      --    Alternative Minimum Tax -- At Sept. 30, 2005, the value
                        of securities subject to alternative minimum tax represented 4.3% of net assets.

      B.A.N.      --    Bond Anticipation Note

      C.P.        --    Commercial Paper

      R.A.N.      --    Revenue Anticipation Note

      T.A.N.      --    Tax Anticipation Note

      T.R.A.N.    --    Tax & Revenue Anticipation Note

      V.R.        --    Variable Rate

      V.R.D.B.    --    Variable Rate Demand Bond

      V.R.D.N.    --    Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Sept. 30, 2005. At Sept. 30, 2005, the value of inverse floaters represented 3.9% of net assets.

(h) At Sept. 30, 2005, the cost of securities for federal income tax purposes was approximately $344,066,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 8,286,000
      Unrealized depreciation                                       (1,372,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 6,914,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/investments.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE INSURED TAX-EXEMPT FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2005

                                                             S-6327-80 D (11/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SPECIAL TAX-EXEMPT SERIES TRUST


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          Nov. 29, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          Nov. 29, 2005